Related Parties - Summary of Transactions Between Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Electricity purchase		₩ 0	₩ 0	₩ 309
Dividends income		26,137	70,601	25,941
Boim Combined Heat And Power Generations Co Ltd
Disclosure of transactions between related parties [line items]
Service		3,497	2,073	2,110
Service		6,324	3,038	8,151
Outstanding balances for related party transactions [abstract]
Trade receivables		46	47
Trade payables		861	445
Non-trade receivables and others		5,045	3,208
Non-trade payables and others		27,834	13,824
Korea Gas Corporation
Disclosure of transactions between related parties [line items]
Electricity sales		332,646	149,095	140,630
Electricity purchase		4,959,219	6,623,974	8,873,781
Outstanding balances for related party transactions [abstract]
Trade receivables		15,486	15,766
Trade payables		381,353	482,008
Non-trade receivables and others		447	404
Non-trade payables and others		466	1,486
Goseong Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		632,703	612,327	842,270
Electricity purchase		1,298,250	1,301,710	1,572,074
Outstanding balances for related party transactions [abstract]
Trade receivables		69,535	30,732
Trade payables		112,314	162,719
Non-trade receivables and others		16	1,438
Non-trade payables and others		41,070	45,174
Dongducheon Dream Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		18,573	17,151	16,138
Outstanding balances for related party transactions [abstract]
Trade receivables		1,254	6,350
Trade payables		58,610	114,962
Non-trade receivables and others		637	637
Non-trade payables and others			29
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,555	1,693	2,313
Electricity purchase		19,821	19,753	22,365
Outstanding balances for related party transactions [abstract]
Trade receivables		132	156
Trade payables		1,736	1,499
Non-trade receivables and others		40	47
Non-trade payables and others		11	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		90	87	84
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		438	349
Daegu Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		443	344	408
Electricity purchase		2,762	3,815	4,247
Outstanding balances for related party transactions [abstract]
Trade payables		219	108
Non-trade payables and others		1
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		107	3	3
Electricity purchase		419	427	408
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		10,204	11,180	11,115
Service		338,796	317,114	305,105
Outstanding balances for related party transactions [abstract]
Trade receivables		57	123
Trade payables		21	1,291
Non-trade payables and others		4,563	8,832
Gangneung Eco Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Fuel sales		594,273	494,428	943,063
Others		122	1,134	6,996
Outstanding balances for related party transactions [abstract]
Trade receivables		29,354	8,142
Non-trade payables and others		1,071	105
Shin Pyeongtaek Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		23,344	55,610	91,830
Electricity purchase		709,267	843,056	1,040,965
Outstanding balances for related party transactions [abstract]
Trade receivables		2,634	1,720
Trade payables		42,688	77,222
Non-trade receivables and others		1,514	5,812
Non-trade payables and others		85	2,450
Noeul Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		7,941	8,009	8,431
Electricity purchase		24,177	20,833	10,466
Outstanding balances for related party transactions [abstract]
Trade receivables		4	5
Non-trade receivables and others		35,447	27,043
Non-trade payables and others		3,428	3,699
Busan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		5,787	11,794	10,733
Electricity purchase		26,552	28,272	23,211
Outstanding balances for related party transactions [abstract]
Trade receivables		2	1
Non-trade receivables and others		50,846	43,790
Non-trade payables and others		3,688	4,799
Hansuwon KNP Co., Ltd.
Disclosure of transactions between related parties [line items]
Dividends income		13	0	0
Energy Infra Asset Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0	89	89
Service		2,546	2,631	2,701
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		0	1
Gangwon Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,549	1,736	2,464
Electricity purchase		27,005	23,400	32,525
Outstanding balances for related party transactions [abstract]
Trade receivables		8	10
Trade payables		3,367	4,023
Gwangyang Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,546	1,479	1,492
Outstanding balances for related party transactions [abstract]
Trade receivables		990	1,040
Non-trade receivables and others		252	1,016
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		478	919	888
Others		4,880	285	0
Outstanding balances for related party transactions [abstract]
Trade receivables		48	273
Non-trade receivables and others		1,796	1,796
Yanggu Floating Photovoltaic Power Plant Inc.
Disclosure of transactions between related parties [line items]
Electricity sales		0	6	0
Electricity purchase		692	562	0
Hyundai Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales and design service		6,815	6,659	6,668
Outstanding balances for related party transactions [abstract]
Trade receivables		1,057	893
Korea Power Exchange
Disclosure of transactions between related parties [line items]
Service		37,156	78,346	52,262
Service		104,365	90,549	82,572
Outstanding balances for related party transactions [abstract]
Trade receivables		5,022	2,434
Trade payables			2,688
Non-trade receivables and others		4
Non-trade payables and others		3,583	1,571
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		30	26	0
Electricity purchase		7,003	5,155	5,529
Outstanding balances for related party transactions [abstract]
Trade payables		487	840
Non-trade receivables and others		3
Non-trade payables and others		373	167
Daeryun Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		51	3,628	3,187
Electricity purchase		262,924	282,968	353,371
Outstanding balances for related party transactions [abstract]
Trade payables		28,426	35,392
Commerce and Industry Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Rental income and others		338	0	0
Others		6,071	0	0
Outstanding balances for related party transactions [abstract]
Rental income		338	0	0
GS Donghae Electric Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		22,018	9,284	28,164
Electricity purchase		530,717	519,119	1,047,584
Outstanding balances for related party transactions [abstract]
Trade receivables		975	22
Trade payables		154,984	90,468
Non-trade receivables and others		109	109
Non-trade payables and others		17
KNH Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		124	1,635	15
Electricity purchase		1,123	2,671	3,535
Outstanding balances for related party transactions [abstract]
Trade receivables		1
S-Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		2,470	2,359	4,965
Service		622,968	693,948	973,646
Outstanding balances for related party transactions [abstract]
Trade receivables		360	264
Trade payables		49,089	73,377
Non-trade receivables and others		60	54
Non-trade payables and others			19
Chuncheon Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		21,446	11,010	82
Electricity purchase		62,637	39,333	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		31,676	10,870
Non-trade payables and others		14,305	8,881
Yeomsubong Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Electricity sales		20	0	0
Electricity purchase		8,358	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables		1
Yeongyang Wind Power Corporation II
Disclosure of transactions between related parties [line items]
Commission		19,954	17,898	1,457
Outstanding balances for related party transactions [abstract]
Trade payables		3,594	3,978
PND Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		35	348	547
Electricity purchase		5,392	5,231	5,301
Outstanding balances for related party transactions [abstract]
Trade payables		507	418
Hyundai Eco Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		928	833	1,236
Electricity purchase		27,475	26,253	26,266
Outstanding balances for related party transactions [abstract]
Trade receivables		26	25
Trade payables		540	647
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		156	237	96
Electricity purchase		9,168	7,415	6,776
Outstanding balances for related party transactions [abstract]
Trade receivables		6	7
Trade payables		1,195	1,034
Non-trade receivables and others		2,725	2,858
Non-trade payables and others		413
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,852	2,464	3,998
Electricity purchase		34,039	32,549	34,940
Outstanding balances for related party transactions [abstract]
Trade payables		11,649	9,249
Non-trade receivables and others		54	62
Non-trade payables and others		1,919	1
Korea Energy Solutions Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2	2	2
Electricity purchase		132	132	128
Green Energy Electricity Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1	0	0
Electricity purchase		5,171	1,966	948
Outstanding balances for related party transactions [abstract]
Trade payables		555
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of transactions between related parties [line items]
Service		553	360	405
Bitgoel Eco Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,206	3,377	1,581
Service and others		24,457	32,413	28,334
Outstanding balances for related party transactions [abstract]
Trade payables		175	5,394
Non-trade receivables and others		1,395	2
Non-trade payables and others			1,458
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		610	458	315
Electricity purchase		10,630	10,161	8,635
Outstanding balances for related party transactions [abstract]
Trade payables		1,783	2,152
Non-trade receivables and others		118	143
Non-trade payables and others		7	5
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2	2	2
REC and others		1,050	991	874
Muan Solar park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,742	1,797	3,083
REC and others		19,145	17,825	16,554
Outstanding balances for related party transactions [abstract]
Trade receivables		28
Non-trade receivables and others		3	4
YuDang Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0	60	100
REC and others		2,186	2,020	1,860
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		973	971	2,479
Electricity purchase		21,490	19,494	17,332
Outstanding balances for related party transactions [abstract]
Trade receivables		34
Non-trade payables and others		2,297	1,797
KPE Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		290	226	163
Others		36,047	41,197	62,212
Outstanding balances for related party transactions [abstract]
Trade receivables		3,514	1
Trade payables		4,693	5,521
Non-trade receivables and others			130
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,288	2,232	3,538
Electricity purchase		4,655	2,745	440
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others			1
UD4M Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		4	8	3
Electricity purchase		0	0	117
Dongbu Highway Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		11	11	11
Electricity purchase		3,931	2,951	2,937
Outstanding balances for related party transactions [abstract]
Trade receivables		1	1
Trade payables		244	241
Non-trade payables and others			1
Seobu Highway Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		12	13	12
Electricity purchase		2,879	2,899	2,880
Outstanding balances for related party transactions [abstract]
Trade receivables		1	1
Trade payables		355	231
Non-trade payables and others			2
Songsan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Interest income/ Dividends income		320	174	0
DEEPAI Co.,Ltd.
Disclosure of transactions between related parties [line items]
Others		1	0	0
Others		30	30	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		1	1
Non-trade payables and others			30
KI Tech Co., Ltd.
Disclosure of transactions between related parties [line items]
R & D		247	0	0
Jeju Bukchon BESS Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Power generation		1,161	0	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		177
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		307	523	644
Electricity purchase		590	499	565
Go deok Clean Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,120	11,376	4,685
Electricity purchase		28,814	35,055	11,545
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		12,818	10,118
Non-trade payables and others		5,187	3,022
Changwon SG Energy Co., Ltd
Disclosure of transactions between related parties [line items]
Electricity sales		11	9	0
Electricity purchase		1,657	1,080	0
Suwon New Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		15	(102)	91
Outstanding balances for related party transactions [abstract]
Trade receivables		1
Non-trade payables and others			1
Donpyung Technology. Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		1	0	0
Hankook Electric Power Information Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		45	0	0
HyChangwon Fuel Cell. Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		478	0	0
HORANG ENERGY Inc.
Disclosure of transactions between related parties [line items]
Others		12,984	0	0
REC sales		130	0	0
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		584	630	403
Electricity purchase		15,223	15,697	16,328
Outstanding balances for related party transactions [abstract]
Trade payables		2,015	1,954
Hoenggye Renewable Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		11	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables		6
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		12,814	8,343	133
Electricity purchase		41,821	32,689	1,324
Outstanding balances for related party transactions [abstract]
Trade receivables			8,343
Non-trade receivables and others		20,731
Non-trade payables and others		6,278	3,201
15 Associates (Overseas)
Disclosure of transactions between related parties [line items]
Electricity sales		201,938	243,651	386,191
Electricity purchase		113,947	98,753	91,233
Daegu Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,483	2,385	1,694
Electricity purchase		246,605	328,485	370,787
Outstanding balances for related party transactions [abstract]
Trade receivables		223	182
Trade payables		10,877	25,622
Non-trade receivables and others		456	503
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		22	20	16
Electricity purchase		1,045	825	502
Outstanding balances for related party transactions [abstract]
Trade receivables		1	1
Non-trade receivables and others		4	4
Yangyang Suri Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		201	202	169
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		56	55
Non-trade payables and others		1
KAPES, Inc.
Disclosure of transactions between related parties [line items]
Commission		2,237	1,531	1,604
Commission		198,464	23,924	19,112
Outstanding balances for related party transactions [abstract]
Trade receivables		4	4
Non-trade receivables and others		161,784	90,088
Non-trade payables and others		9,072	3,041
Honam Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		487	529	610
Electricity purchase		6,617	7,148	8,643
Outstanding balances for related party transactions [abstract]
Trade payables		437	515
Korea Power Engineering Service Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		358	777	159
Service		0	551	812
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		7	52
Seokmun Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		1,897	1,774	1,792
Service		46,553	51,924	60,009
Outstanding balances for related party transactions [abstract]
Trade receivables		37	35
Trade payables		6,027	7,156
Non-trade receivables and others		10,358	862
Incheon New Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Construction revenue		16	26	458
Outstanding balances for related party transactions [abstract]
Trade receivables			9
Naepo Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		17,270	3,972	3,462
Outstanding balances for related party transactions [abstract]
Trade receivables		199	325
Non-trade receivables and others		308	458
Chun-cheon Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,152	968	2,976
Electricity purchase		363,960	430,697	585,656
Outstanding balances for related party transactions [abstract]
Trade receivables		307
Trade payables		23,654	35,325
Non-trade receivables and others		222
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,031	2,031	1,962
Electricity purchase		13,503	12,294	17,228
Outstanding balances for related party transactions [abstract]
Trade receivables		184	9
Trade payables		687	962
Non-trade receivables and others			178
Samcheok Eco Materials Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		248	0	0
Electricity purchase		6,117	3,282	0
Outstanding balances for related party transactions [abstract]
Trade receivables		26
Cheongna Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		38,724	38,349	32,835
Service		62	60	60
Outstanding balances for related party transactions [abstract]
Trade receivables		4,479	7,033
Non-trade receivables and others		2,228	3,229
Non-trade payables and others			8
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		4,245	2,493	0
Yeonggwang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		977	943	3,607
Electricity purchase		30,501	31,712	40,605
Outstanding balances for related party transactions [abstract]
Trade receivables		12	12
Trade payables		4,660	4,591
Non-trade receivables and others		60	58
Seungmun Green Energy
Disclosure of transactions between related parties [line items]
Electricity sales		62	79	0
Electricity purchase		21,373	25,725	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		35	34
Non-trade payables and others		2,566
KW Nuclear Components Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		1,587	1,645	1,612
Service		22,817	6,880	14,114
Outstanding balances for related party transactions [abstract]
Trade receivables		5
Non-trade receivables and others		16
Taebaek Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Others	[1]	2,436	41	2,864
Service		6,182	6,327	7,476
Outstanding balances for related party transactions [abstract]
Trade receivables		3
Trade payables		387	691
Non-trade payables and others		275	184
Roof One Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		1	0	0
Pyeongchang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		52	771	2,087
Electricity purchase		5,074	3,079	3,542
Busan Shinho Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,284	699	1,205
Electricity purchase		6,854	8,467	10,248
Outstanding balances for related party transactions [abstract]
Trade receivables		4	3
Trade payables		451	915
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		650	0	43
Electricity purchase		1,500	3,165	3,362
Outstanding balances for related party transactions [abstract]
Trade payables			432
Goheung New Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		233	3,106	3,214
Electricity purchase		12,547	10,133	5,264
Outstanding balances for related party transactions [abstract]
Trade receivables		25	21
Non-trade receivables and others			8
Non-trade payables and others		411
Gunsan Land Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,905	944	809
Electricity purchase		4,655	2,752	486
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		268	217
Daesan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		674	426	760
Electricity purchase		124,074	154,623	139,721
Outstanding balances for related party transactions [abstract]
Trade receivables		12	4
Trade payables		2,804	3,819
Non-trade receivables and others		220	211
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		726	38	901
Electricity purchase		2,959	2,048	882
Outstanding balances for related party transactions [abstract]
Trade receivables		2
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		45	1	1
Electricity purchase		10	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables		6
Non-trade receivables and others		87
Saemangeum Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		39	0	0
Electricity purchase		218	0	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		4,437	4,368
Dangjin Eco Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		42	42	40
Electricity purchase		3,443	3,645	5,583
Outstanding balances for related party transactions [abstract]
Trade receivables		4	4
Trade payables		273	282
Non-trade payables and others			181
Yangyang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		111	238	13
Service and Electricity Sales		7,299	3,599	10
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		273	163
Energyco Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		55	161	457
Electricity purchase		6,294	5,788	6,539
Outstanding balances for related party transactions [abstract]
Trade receivables		0	0
Trade payables		524	432
Non-trade receivables and others		1	124
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of transactions between related parties [line items]
Electricity sales		178	905	88
Service and REC		5,343	4,759	0
Outstanding balances for related party transactions [abstract]
Trade receivables		11	12
Non-trade receivables and others			59
Busan Industrial Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		22	23	22
Electricity purchase		2,497	2,493	3,656
Outstanding balances for related party transactions [abstract]
Trade receivables		2	2
Trade payables		82	240
Non-trade payables and others		6
Bitsolar Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		460	464	357
Electricity purchase		12,940	9,072	12,946
Outstanding balances for related party transactions [abstract]
Trade receivables		11	12
Trade payables		426	207
Non-trade receivables and others		767	444
Non-trade payables and others		361
Omisan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		527	279	26
Electricity purchase		9,500	638	0
Outstanding balances for related party transactions [abstract]
Trade receivables		6
Non-trade receivables and others		563	146
Changwon Nu-ri Energy Co., Ltd
Disclosure of transactions between related parties [line items]
Service		366	171	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		197	188
Non-trade payables and others		4,405
Jeonju Bio Green Energy Co., Ltd
Disclosure of transactions between related parties [line items]
Service		12	170	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others			187
Haemodum Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		275	39	431
Electricity purchase		718	544	402
Outstanding balances for related party transactions [abstract]
Trade receivables		1	1
Non-trade payables and others		1
Yeongam Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		506	545	1,131
Electricity purchase		36,198	24,004	34,981
Outstanding balances for related party transactions [abstract]
Trade receivables		48	48
Trade payables		4,764	5,723
Non-trade payables and others		2,246
Solaseado Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,855	1,870	1,876
Electricity purchase		33,059	24,899	18,259
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		18	15
Samsu Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		122	301	514
Electricity purchase		9,268	6,864	8,269
Outstanding balances for related party transactions [abstract]
Trade payables		1,963	1,834
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of transactions between related parties [line items]
Dividends income		905	87	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		381
Yeongwol Eco Wind Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		210	0	102
Electricity purchase		3,974	2,496	0
Outstanding balances for related party transactions [abstract]
Trade receivables		5
Non-trade receivables and others		82
Gurae Resident Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		14	0	8
Electricity purchase		676	476	1
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		4
Cheongju Eco Park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,013	316	6,397
Electricity purchase		38,416	34,601	95,059
Outstanding balances for related party transactions [abstract]
Trade payables		6,906	9,105
Non-trade receivables and others		16,117	13,461
Non-trade payables and others			2,853
Enel X Midland Photovoltaic, LLC
Disclosure of transactions between related parties [line items]
Electricity sales		12	11	11
Electricity purchase		3,196	3,200	2,431
Outstanding balances for related party transactions [abstract]
Trade receivables		1	1
Trade payables		124	204
Non-trade payables and others			59
Geumsungsan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		57	58	68
Electricity purchase		6,055	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables		3	3
Eumseong Eco Park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		20	19	19
Electricity purchase		23,194	26,372	27,765
Taean Haetdeulwon Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
REC Purchase		1,948	0	0
Electricity sales and others		73	0	0
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		399
41 Joint ventures (Overseas)
Disclosure of transactions between related parties [line items]
Others		346,183	518,941	747,301
Electricity purchase		22,436	14,796	17,222
Korea Development Bank
Disclosure of transactions between related parties [line items]
Electricity sales		5,622	4,368	5,467
Interest income		4,704	10,324	5,930
Interest expense		50,658	7,839	5,559
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		32,354	34,138
Non-trade payables and others		44	231
Derivative assets		183,662	273,627
Derivative liabilities		1,085	2,421
Interest receivables		1,642
ITR Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		0	0	3
Others		5	0	0
Samcheok Eco Materials Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0	0	615
Electricity purchase		0	0	8,130
REC's Innovation Co., Ltd.
Disclosure of transactions between related parties [line items]
Interest income/ Dividends income		12	23	6
G.GURU Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		115	0	0
SureDataLab Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0	0	1
Others		0	72	0
PlatformN. Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		0	0	16
Others		0	237	0
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of transactions between related parties [line items]
Service		0	0	1,568
8 Associates (Overseas)
Outstanding balances for related party transactions [abstract]
Trade payables		5,899
Non-trade receivables and others		19,061	59,651
Global Trade Of Power System Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		529	511	223
Outstanding balances for related party transactions [abstract]
Non-trade payables and others			7
27 Joint ventures (Overseas)
Outstanding balances for related party transactions [abstract]
Trade receivables		361,770	271,219
Non-trade receivables and others		62,446	59,839
Non-trade payables and others		43,464	34,932
Haman Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
REC Purchase		14,237	0	0
Cheonwang Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		652	0	0
Haetbyeotgil Sunlight Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		704	0	0
Goesan Solar park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		400	0	0
Electricity purchase		6,120	6,143	6,530
Yaksu ESS Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		716	749	508
Outstanding balances for related party transactions [abstract]
Trade payables		496	923
Green Radiation Co., Ltd.
Disclosure of transactions between related parties [line items]
Ordinary development expense		85	45	11
Outstanding balances for related party transactions [abstract]
Non-trade payables and others			30
Gunsan Green Energy Co., Ltd.
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		2,670
Songsan Green Energy Co., Ltd. one
Outstanding balances for related party transactions [abstract]
Trade receivables		1
Non-trade receivables and others		193	190
Non-trade payables and others		7,202
Haeparang Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		7,051	0	0
Outstanding balances for related party transactions [abstract]
Trade payables		1,429
Dreams Co.,Ltd.
Disclosure of transactions between related parties [line items]
Others		33	30	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		1	1
Non-trade payables and others			30
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Disclosure of transactions between related parties [line items]
Service		0	1	0
Others		0	8	10
YeongyangWindPowerCorporation [Member]
Disclosure of transactions between related parties [line items]
Commission		150	150	150
Namjeju Bitdream Energy Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Rental income and others		35	0	0
Outstanding balances for related party transactions [abstract]
Rental income		35	0	0
Dongducheon Dream Power Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Electricity purchase		1,123,263	1,360,837	1,744,247
YTN Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0	0	2,908
Namjeongsusang Solar Power Operation Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Electricity sales		₩ 0	₩ 0	₩ 31

[1]	The agreement includes an obligation to contribute, in proportion to the equity interest, any excess amount over the threshold in the event that the non-recognized portion of the guaranteed company’s capital expenditure exceeds the prescribed limit.